GROUP STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Share capital	Share premium	Capital redemption reserve	Treasury shares	Other reserves [1]	Retained earnings	Total
Adjustment on initial application of IFRS 9 (net of tax)						$ (11)	$ (11)
Adjusted balance at beginning of period	$ 178	$ 605	$ 17	$ (257)	$ (228)	4,318	4,633
Balance at beginning of period at Dec. 31, 2017	178	605	17	(257)	(228)	4,329	4,644
Attributable profit for the year						663	663
Other comprehensive (expense)/income					(112)	10	(102)
Equity dividends declared and paid						(321)	(321)
Share-based payments recognised						35	35
Taxation on share-based payments						1	1
Purchase of own shares				(48)			(48)
Cost of shares transferred to beneficiaries				40		(30)	10
Cancellation of treasury shares	(1)		1	51		(51)
Issue of ordinary share capital		3					3
Balance at end of period at Dec. 31, 2018	177	608	18	(214)	(340)	4,625	4,874
Attributable profit for the year						600	600
Other comprehensive (expense)/income					16	(12)	4
Equity dividends declared and paid						(318)	(318)
Share-based payments recognised						32	32
Taxation on share-based payments						1	1
Purchase of own shares				(63)			(63)
Cost of shares transferred to beneficiaries				38		(29)	9
Cancellation of treasury shares				50		(50)
Issue of ordinary share capital		2					2
Balance at end of period at Dec. 31, 2019	177	610	18	(189)	(324)	4,849	5,141
Attributable profit for the year						448	448
Other comprehensive (expense)/income					(5)	6	1
Equity dividends declared and paid						(328)	(328)
Share-based payments recognised						26	26
Taxation on share-based payments						(4)	(4)
Purchase of own shares				(16)			(16)
Cost of shares transferred to beneficiaries				37		(28)	9
Cancellation of treasury shares				11		(11)
Issue of ordinary share capital		2					2
Balance at end of period at Dec. 31, 2020	$ 177	$ 612	$ 18	$ (157)	$ (329)	$ 4,958	$ 5,279

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.Refer to Note 19.2 for further information.Other reserves comprises gains and losses on cash flow hedges, foreign exchange differences on translation of foreign operations and net changes on fair value of trade investments. The cumulative translation loss within other reserves at 31 December 2020 was $297m (2019: $318m loss, 2018: $339m loss).